Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 1,935,193	$ 871,155	$ 3,836,957	$ 1,729,353
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	525,938	356,450	1,065,641	750,644
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	260,689	116,237	553,350	239,130
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	368,675	158,577	726,985	296,432
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 779,891	$ 239,891	$ 1,490,981	$ 443,147
Customer A | Customer concentration risk | Revenue benchmark
Disaggregation of Revenue [Line Items]
Customer concentration risk		12.70%		15.90%
Customer B | Customer concentration risk | Revenue benchmark
Disaggregation of Revenue [Line Items]
Customer concentration risk		11.20%		11.20%